Risk/Return Detail Data - FidelityStockSelectorAllCapFund-KPRO	Nov. 29, 2022 USD ($)
Risk/Return:
Registrant Name	Fidelity Capital Trust
FidelityStockSelectorAllCapFund-KPRO | Fidelity Stock Selector All Cap Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Stock Selector All Cap Fund /K
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Stock Selector All Cap Fund seeks capital growth.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13 % of the average value of its portfolio.
Portfolio Turnover, Rate	13.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in stocks. Normally investing primarily in common stocks. Investing the fund's assets in one or more Fidelity® Central funds (Central funds), which provide exposure to different sectors of the U.S. stock market (at present, these sectors include communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities). Central funds are specialized investment vehicles designed to be used by Fidelity® funds. Through the Central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.401k.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2022
Bar Chart, Year to Date Return	(24.57%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	25.15%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(20.13%)
Performance Table Heading	Average Annual Returns
FidelityStockSelectorAllCapFund-KPRO | Fidelity Stock Selector All Cap Fund | Fidelity Stock Selector All Cap Fund - Class K
Risk/Return:
Management fee	0.52%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.58%
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726
2012	18.06%
2013	34.24%
2014	11.21%
2015	0.04%
2016	9.73%
2017	25.37%
2018	(8.52%)
2019	32.37%
2020	24.99%
2021	23.26%
FidelityStockSelectorAllCapFund-KPRO | Fidelity Stock Selector All Cap Fund | Return Before Taxes | Fidelity Stock Selector All Cap Fund - Class K
Risk/Return:
Label	Class K
Past 1 year	23.26%
Past 5 years	18.52%
Past 10 years	16.30%
FidelityStockSelectorAllCapFund-KPRO | Fidelity Stock Selector All Cap Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
FidelityStockSelectorAllCapFund-KPRO | Fidelity Stock Selector All Cap Fund | WA006
Risk/Return:
Label	Dow Jones U.S. Total Stock Market Index℠
Past 1 year	25.66%
Past 5 years	17.92%
Past 10 years	16.24%

[1]	A The management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.